Sale Leaseback (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sale Leaseback [Abstract]
Total lease payment	$ 3,767,313
Less: imputed interest and principal	(160,923)
Total sale leaseback obligation as of December 31, 2016	3,606,390
Less: current portion of sale leaseback obligation	(1,931,076)
Long term payable - sale leaseback as of December 31, 2016	$ 1,675,314